Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of amounts recognized in the balance sheet

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Right‑of‑use assets (Note 13)
- Properties	89,574	48,572

Lease liabilities (Note 28)
- Non current	44,553	28,283
- Current	47,030	22,941
	91,583	51,224

Schedule of amounts recognized in the statement of profit or loss

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Depreciation charge of right‑of‑use assets	88,974	75,519	45,082
Interest expenses (included in finance cost)	5,803	7,578	3,448
	94,777	83,097	48,530